Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 3,368	$ 2,344
Restricted cash deposits	185	217
Trade receivables (net of allowance for credit losses of $79 and $287 at December 31, 2024 and 2023, respectively)	11,787	12,424
Other accounts receivable and prepaid expenses	1,150	963
Inventories	7,870	6,070
Total current assets	24,360	22,018
LONG TERM ASSETS:
Long term assets	177	196
Property and equipment,	3,417	3,268
Operating lease right-of-use assets, net	779	1,026
Deferred tax assets	1,000
Other intangible assets, net	422	1,078
Goodwill	4,188	4,895
Total assets	34,343	32,481
CURRENT LIABILITIES:
Current maturities of long-term loans	439	170
Operating lease liabilities, current	176	235
Trade payables	6,362	7,710
Employees and payroll accruals	1,087	980
Deferred revenues	2,003	600
Advances net of inventory in progress		137
Accrued expenses and other liabilities	598	1,072
Total current liabilities	10,665	10,904
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	980	1,150
Operating lease liabilities, non-current	576	759
Long-term deferred revenues	293	339
Accrued severance pay	498	490
Total long-term liabilities	2,347	2,738
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital:
Ordinary Shares: Authorized; 11,000,000 shares at December 31, 2024 and 2023, respectively; Issued and outstanding: 5,792,559 and : 5,748,018 shares at December 31, 2024 and 2023, respectively and additional paid-in capital	86,401	86,209
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(64,827)	(67,127)
Total shareholders’ equity	21,331	18,839
Total liabilities and shareholders’ equity	$ 34,343	$ 32,481